The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Active Portfolios – Diversified Equity Income Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 22, 2013 (Accession No. 0001193125-13-450768), which is incorporated herein by reference.